Inventories, Net	12 Months Ended
Dec. 31, 2024
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 - INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2024	2023
Raw material	$54,163	$55,029
Work in process	230,646	135,341
Goods in transit	971,550	1,044,733
Inventories provision	(72,787)	(18,058)
Total inventories	$1,183,572	$1,217,045

The movement of provision for inventory was as follows:

	For the Years Ended December 31,
	2024	2023	2022
Balance at the beginning of the year	$(18,058)	$(12,359)	$(1,801)
Provision during the year	(55,510)	(5,936)	(11,090)
Foreign exchange difference	781	237	532
Balance at end of the year	$(72,787)	$(18,058)	$(12,359)

The goods in transit to customers are still included in the inventory until the customer inspected and confirmed acceptance. Once obtaining the customer’s acceptance notice, the balance of goods in transit will be recognized in cost of revenues.